BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the fair value of the consideration paid and the final estimates of the fair values of identified assets acquired and liabilities assumed from Newmarket. The Company used a discounted cash flow model to estimate the expected future cash flows of the properties. Expected future cash flows are based on estimates of future production and commodity prices, operating costs and forecast capital expenditures based on the life of mine as at the acquisition date. During the year ended December 31, 2017, the purchase price allocation was finalized after the completion of the tax related effects of the Newmarket acquisition. The adjustments and reconciliation from the preliminary purchase price allocation are disclosed below.

Purchase Price	Preliminary	Adjustments	Final
Common shares issued	$478,040	$—	$478,040
Options and performance share units assumed	24,062	—	24,062
	$502,102	$—	$502,102

Net Assets Acquired
Assets
Cash and cash equivalents	$68,286	$—	$68,286
Current assets, excluding cash and cash equivalents	41,542	—	41,542
Mining interests and plant and equipment	549,575	1,087	550,662
Restricted cash	19,369	—	19,369
Available for sale investments	5,425	—	5,425

Liabilities
Accounts payable and accrued liabilities	$29,379	($538)	$28,841
Environmental rehabilitation and other provisions	42,560	—	42,560
Finance lease obligations	5,074	—	5,074
Deferred income tax liabilities	105,082	1,625	106,707
	$502,102	$—	$502,102
The following table summarizes the fair value of the consideration transferred to St Andrew shareholders and the final estimates of the fair values of identified assets acquired and liabilities assumed. The Company used a discounted cash flow model to estimate the expected future cash flows of the properties. Expected future cash flows are based on estimates of future production and commodity prices, operating costs and forecast capital expenditures based on the life of mine as at the acquisition date. The purchase price allocation was completed during the year ended December 31, 2016.

Purchase Price
Common shares issued	$112,706
Stock options assumed on acquisition	2,069
$114,775

Net Assets Acquired
Assets
Cash and cash equivalents	$7,781
Current assets, excluding cash and cash equivalents	18,571
Mining interests	44,007
Plant and equipment	50,245
Restricted cash	8,103
Other long term assets	154
Deferred tax assets	15,210

Liabilities
Accounts payable and accrued liabilities	$12,021
Environmental rehabilitation provision	6,742
Finance lease and other obligations	4,746
Deferred income tax liabilities	5,787
$114,775